Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of employee benefits

	12.31.2024	12.31.2023
Liabilities
Short-term employee benefits	1,517	1,986
Termination benefits	72	143
Post-employment benefits	11,398	16,382
Total	12,987	18,511
Current	2,315	2,932
Non-current	10,672	15,579

Schedule of short term employee benefits

	12.31.2024	12.31.2023
Profit sharing	384	605
Performance award program	349	464
Accrued vacation	519	574
Salaries and related charges and other provisions	265	343
Total	1,517	1,986
Current	1,486	1,944
Non-current (1)	31	42
(1) Remaining balance relating to the four-year deferral of the PPP portion of executive officers and the upper management.

Schedule of recognized the statement of income

Expenses recognized in the statement of income	2024	2023	2022
Salaries, accrued vacations and related charges	(3,652)	(3,478)	(3,006)
Management fees and charges	(14)	(14)	(14)
Variable compensation programs (1)	(932)	(1,011)	(678)
Performance award program (2)	(468)	(416)	(547)
Profit sharing (2)	(464)	(595)	(131)
Total	(4,598)	(4,503)	(3,698)
(1) It includes adjustments to provisions related to previous years.
(2) Amount recognized as other income and expenses - see note 11.

Schedule of post employment benefits

	12.31.2024	12.31.2023
Liabilities
Health Care Plan - Saúde Petrobras	7,499	9,662
Petros Pension Plan - Renegotiated (PPSP-R)	2,289	4,221
Petros Pension Plan - Non-renegotiated (PPSP-NR)	779	1,338
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70)	395	519
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70)	379	461
Petros 2 Pension Plan (PP-2)	57	181
Total	11,398	16,382
Current	808	907
Non-current	10,590	15,475

Schedule of other characteristics

	PPSP-R	PPSP-R	PPSP-NR	PPSP-NR	PP-2	PP-3
		Pre-70		Pre-70
Modality	Defined Benefit	Defined Benefit	Defined Benefit	Defined Benefit	Variable Contribution (defined benefit and defined contribution portions)	Defined Contribution
Participants of the plan	Generally covers employees and former employees who joined the company after 1970 that agreed with changes proposed by the Company in its original pension plan (P0) and amendments.

Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted.

			Generally covers employees and former employees who joined the company after 1970 that did not agree with changes proposed by the Company in its original pension plan (P0) and amendments	Generally covers employees and former employees hired prior to July 1, 1970, who enrolled in the P0 until January 1, 1996 and remained continuously linked to the original sponsor obtaining the condition of assisted and did not agreed with changes in in its original pension plan (P0) and amendments.	This Plan was established in 2007, covering employees and former employees coming from new contests that moved from other existing plans.	This plan was implemented in 2021, exclusive option for voluntary migration of employees and retirees from the PPSP-R and PPSP-NR plans.
New enrollments	Closed	Closed	Closed	Closed	Open	Closed
Retirement payments	Lifetime monthly payments supplementing the benefit granted by the Brazilian National Institute of Social Security.				Lifetime defined benefit monthly payments or non- defined benefit monthly payments in accordance with the participant's election.	Undefined benefit with monthly payments, in accordance with the participant election.
Other general benefits	Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.					Lump sum death benefit (insured capital) and monthly payments related to the following events: death, disability, sickness, and seclusion.
Indexation of Retirement payments by the plan	Based on the Nationwide Consumer Price Index.		Based on the current index levels applicable to active employees’ salaries and the indexes set out by the Brazilian National Institute of Social Security.		Lifetime defined benefit monthly payments: based on the Nationwide Consumer Price Index.	Undefined benefit monthly payments: based on the variation of individual account quota.
					Undefined benefit monthly payments: based on the variation of the individual account quota.	Undefined benefit monthly payments: based on the variation of individual account quota.
Parity contributions made by participants and the Company to the plans	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	It is comprised of:	Regular parity contributions during the employment relationship, saving for the undefined benefit, accumulated in individual accounts
	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and	normal contributions that cover expected cost of the plans in the long term.	i) normal contributions that cover expected cost of the plans in the long term; and
	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs that are generally derived from actuarial deficits.	Participants are exempt from paying any extraordinary contributions in case of deficit until the settlement of the TFC.	ii) extraordinary contributions that cover additional costs derived from actuarial deficits (as provided for in the plan rules for the defined benefit portion of the plan.
Deficit Settlement Plan (PED) (1)	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-R in 2021. On April 1, 2023, this plan was implemented, following a favorable decision held on March 17, 2023 by the SEST.	N/A	Petros' Foundation Deliberative Council approved a plan to settle the deficit registered by the PPSP-NR in 2022. On April 1, 2024, this plan was implemented, following a favorable decision held on April, 09, 2024 by the SEST.	N/A	N/A	N/A
Debt Assumption Instrument relating to Deficit Settlement Plan 2015 (PED 2015) - referring these contributions were not previously made due to court injunctions. Amounts to be paid to Petros Foundation (1).	Financial obligations with a principal amounting to US$89 at 12/31/2024.	N/A	Financial obligations with a principal amounting to US$32 at 12/31/2024.	N/A	N/A	N/A
Terms of Financial Commitment - TFC (debt agreements) assumed by the Company to settle the deficits. Amounts to be paid to Petros Foundation (1)	Financial obligations amounting to US$93 at 12/31/2024.	Financial obligations amounting to US$475 at 12/31/2024.	Financial obligations settled early in 2021.	Financial obligations amounting to US$410 at 12/31/2024.	N/A	N/A
Annually remeasured in accordance with actuarial assumptions, with semi-annual payment of interest based on the updated balance and maturing in 2028.
(1) This obligation is recorded in these financial statements, within actuarial liabilities.

Schedule of changes in the actuarial liabilities

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	9,992	3,233	874	7,498	21,597
(-) Fair value of plan assets	(7,308)	(2,075)	(816)	−	(10,199)
Net actuarial liability as of December 31, 2024	2,684	1,158	58	7,498	11,398
Changes in the net actuarial liability
Balance as of January 1, 2024	4,740	1,799	181	9,662	16,382
Recognized in the Statement of Income	399	153	13	2,369	2,934
Past service cost (2)	−	−	−	1,291	1,291
Current service cost	10	2	−	198	210
Net interest	389	151	13	880	1,433
Recognized in Equity - other comprehensive income	(1,053)	(281)	(84)	(1,861)	(3,279)
(Gains)/losses arising from the remeasurement (2)	(1,053)	(281)	(84)	(1,861)	(3,279)
Cash effects	(382)	(121)	(13)	(485)	(1,001)
Contributions paid	(355)	(108)	(13)	(485)	(961)
Payments related to Term of financial commitment (TFC)	(27)	(13)	−	−	(40)
Other changes	(1,020)	(392)	(39)	(2,187)	(3,638)
Translation Adjustment	(1,020)	(392)	(39)	(2,187)	(3,638)
Balance at December 31, 2024	2,684	1,158	58	7,498	11,398
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes effects of the intermediate remeasurement on the health care plan, which changed the benefit costing.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Amounts recognized in the Statement of Financial Position
Present value of obligations	14,941	4,806	1,357	9,662	30,766
(-) Fair value of plan assets	(10,201)	(3,007)	(1,176)	−	(14,384)
Net actuarial liability as of December 31, 2023	4,740	1,799	181	9,662	16,382
Changes in the net actuarial liability
Balance as of January 1, 2023	3,890	1,380	163	5,813	11,246
Recognized in the Statement of Income	490	169	30	853	1,542
Current service cost	11	2	10	144	167
Net interest	479	167	20	709	1,375
Recognized in Equity - other comprehensive income	433	253	(14)	2,902	3,574
(Gains)/losses arising from the remeasurement (2)	433	253	(14)	2,902	3,574
Cash effects	(385)	(115)	(12)	(415)	(927)
Contributions paid	(357)	(103)	(12)	(415)	(887)
Payments related to Term of financial commitment (TFC)	(28)	(12)	−	−	(40)
Other changes	312	112	14	509	947
Others	−	−	−	1	1
Translation Adjustment	312	112	14	508	946
Balance at December 31, 2023	4,740	1,799	181	9,662	16,382
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

Schedule of changes in present value of the obligation

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	14,941	4,806	1,357	9,662	30,766
Recognized in the Statement of Income	1,241	397	112	2,369	4,119
Interest expense	1,231	395	112	880	2,618
Service cost	10	2	−	1,489	1,501
Recognized in Equity - other comprehensive income	(1,949)	(577)	(233)	(1,861)	(4,620)
Remeasurement: Experience (gains) / losses	(8)	15	190	(464)	(267)
Remeasurement: (gains) / losses - demographic assumptions	−	−	7	1	8
Remeasurement: (gains) / losses - financial assumptions	(1,941)	(592)	(430)	(1,398)	(4,361)
Others	(4,241)	(1,393)	(362)	(2,672)	(8,668)
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Contributions paid by participants	24	5	16	−	45
Translation Adjustment	(3,266)	(1,044)	(299)	(2,184)	(6,793)
Present value of obligations at the end of the year	9,992	3,233	874	7,498	21,597
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (*)	PPSP-NR (*)	Petros 2	Saúde Petrobras-AMS
Present value of obligations at the beginning of the year	12,771	4,119	1,102	5,813	23,805
Recognized in the Statement of Income	1,559	496	141	853	3,049
Interest expense	1,548	494	131	709	2,882
Service cost	11	2	10	144	167
Recognized in Equity - other comprehensive income	737	274	73	2,902	3,986
Remeasurement: Experience (gains) / losses (2)	(318)	(107)	(94)	54	(465)
Remeasurement: (gains) / losses - demographic assumptions	929	80	(1)	127	1,135
Remeasurement: (gains) / losses - financial assumptions (2)	126	301	168	2,721	3,316
Others	(126)	(83)	41	94	(74)
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Contributions paid by participants	25	6	9	−	40
Translation Adjustment	1,014	324	93	507	1,938
Present value of obligations at the end of the year	14,941	4,806	1,357	9,662	30,766
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.
(2) It includes a complement of US$ 109 related to 2022.

Schedule of changes in the fair value of plan assets

					2024
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	10,201	3,007	1,176	−	14,384
Recognized in the Statement of Income	842	244	99	−	1,185
Interest income	842	244	99	−	1,185
Recognized in Equity - other comprehensive income	(896)	(296)	(149)	−	(1,341)
Cash effects	382	121	13	485	1,001
Contributions paid by the sponsor (Company)	355	108	13	485	961
Term of financial commitment (TFC) paid by the Company	27	13	−	−	40
Other Changes	(3,221)	(1,001)	(323)	(485)	(5,030)
Contributions paid by participants	24	5	16	−	45
Benefits paid, net of assisted contributions	(999)	(354)	(79)	(488)	(1,920)
Translation Adjustment	(2,246)	(652)	(260)	3	(3,155)
Fair value of plan assets at the end of the year	7,308	2,075	816	−	10,199
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

					2023
	Pension Plans			Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Fair value of plan assets at the beginning of the year	8,881	2,739	939	−	12,559
Recognized in the Statement of Income	1,069	327	111	−	1,507
Interest income	1,069	327	111	−	1,507
Recognized in Equity - other comprehensive income	304	21	87	−	412
Remeasurement: Higher/(lower) return on plan assets compared to discount rate	304	21	87	−	412
Cash effects	385	115	12	415	927
Contributions paid by the sponsor (Company)	357	103	12	415	887
Term of financial commitment (TFC) paid by the Company	28	12	−	−	40
Other Changes	(438)	(195)	27	(415)	(1,021)
Contributions paid by participants	25	6	9	−	40
Benefits paid, net of assisted contributions	(1,165)	(413)	(61)	(413)	(2,052)
Translation Adjustment	702	212	79	(2)	991
Fair value of plan assets at the end of the year	10,201	3,007	1,176	−	14,384
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of pension plan assets by type of asset

				2024		2023
Type of asset	Quoted prices in active markets	Unquoted prices	Total fair value	%	Total fair value	%
Receivables	−	954	954	9%	1,466	10%
Fixed income	1,780	6,150	7,930	78%	10,910	75%
Government bonds	5	6,148	6,153	−	9,450	−
Fixed income funds	1,162	−	1,162	−	786	−
Other investments	613	2	615	−	674	−
Variable income	324	155	479	3%	945	5%
Common and preferred shares	324	−	324	−	735	−
Other investments	−	155	155	−	210	−
Structured investments	151	22	173	4%	216	4%
Real estate properties	−	418	418	4%	541	4%
	2,255	7,699	9,954	98%	14,078	98%
Loans to participants	−	245	245	2%	306	2%
Fair value of plan assets at the end of the year	2,255	7,944	10,199	100%	14,384	100%

Schedule of net expenses relating to benefit plans

		Pension Plans		Health Care Plan	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Related to active employees (cost of sales and expenses)	(34)	(10)	(2)	(692)	(738)
Related to retirees (other income and expenses)	(365)	(143)	(11)	(1,677)	(2,196)
Net expenses for 2024	(399)	(153)	(13)	(2,369)	(2,934)
Net expenses for 2023	(490)	(169)	(30)	(853)	(1,542)
Net expenses for 2022	(457)	(129)	(33)	(609)	(1,228)
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of expected future cash flows

	2024					2023
	Pension Plan			Health Care Plan	Total	Total
	PPSP-R (1)	PPSP-NR (1)	Petros 2	Saúde Petrobras-AMS
Up to 1 Year	911	313	71	381	1,676	1,084
1 to 5 Years	3,820	1,221	286	1,909	7,236	8,955
6 to 10 Years	2,511	769	192	1,713	5,185	6,970
11 To 15 Years	1,593	458	126	1,293	3,470	5,112
Over 15 Years	1,157	472	199	2,202	4,030	8,645
Total	9,992	3,233	874	7,498	21,597	30,766
(1) It includes the balance of PPSP-R pre-70 and PPSP-NR pre-70.

Schedule of defined benefit obligation

	PPSP-R	PPSP-R Pré-70	PPSP-NR	PPSP-NR Pré-70
Number of years during which benefits must be paid to participants of defined benefit plans	9.71	6.52	9.51	6.45

Schedule of actuarial assumptions

2024
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pré-70	PPSP-NR Pré-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	12.95%	12.95%	13.07%	13.07%	12.95%	12.93%
Real discount rate	7.48%	7.48%	7.59%	7.59%	7.48%	7.46%
Nominal expected salary growth (including inflation)(2)	6.16%	6.15%	n/a	6.15%	8.72%	n/a
Expected changes in medical and hospital costs(3)	n/a	n/a	n/a	n/a	n/a	13.69% a 3.25% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Disability Experience PP-2 2022
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	MI-85, male, 10% smoothed	AT-49 male
Age of retirement	Male, 56,36 years Female, 55,42 years	Male, 57,71 years Female, 55,88 years	Male, 56,36 years Female, 55,42 years	Male, 57,71 years Female, 55,88 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56,86 years Female, 55,75 years

(1) Inflation reflects market projections: 5.09% for 2025 and converging to 3.25% in 2029 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

2023
					Pension Plans	Health Care Plan
Assumptions	PPSP-R	PPSP-NR	PPSP-R Pre-70	PPSP-NR Pre-70	PP2	Saúde Petrobras-AMS
Nominal discount rate (including inflation)(1)	9.53%	9.52%	9.46%	9.46%	9.56%	9.56%
Real discount rate	5.42%	5.41%	5.35%	5.35%	5.45%	5.45%
Nominal expected salary growth (including inflation)(2)	4.89%	4.63%	4.89%	4.63%	7.07%	n/a
Expected changes in medical and hospital costs(3)	n/a	n/a	n/a	n/a	n/a	13.11% a 3.75% p.a.
Mortality table	Petros Experience 2016	Petros Experiences 2025	Petros Experiences 2020	Petros Experiences 2023	AT-2012 IAM basic fem 10% smoothed	Employees: according to pension plan Assisted: PPSP-R: Ex Petros 2016
Disability table	American group	American group	n/a	n/a	Disability Experience PP-2 2022	Assets: PP-2: Disability Experience PP-2 2022 Assisted: n/a
Mortality table for disabled participants	AT-49 male	AT-83 Basic by gender	MI 2006, by gender, 20% smoothed	Petros Experience 2014	IAPB-57 strong, 30% smoothed	PPSP-R: AT-49 male
Age of retirement	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	Male, 56 years / Female, 55 years	Male, 58 years / Female, 56 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years	Male, 56 years / Female, 55 years

(1) Inflation reflects market projections: 3.90% for 2024 and converging to 3.75% in 2031 onwards.
(2) Expected salary growth only of Petrobras, the sponsor, based on the Salaries and Benefits Plan.
(3) Decreasing rate, converging in 30 years to the long-term expected inflation. Refers only to Petrobras (sponsor) rate.

Schedule of change in the discount rate

			Discount Rate		Expected changes in medical and hospital costs
	Pension Benefits		Medical Benefits		Medical Benefits
	+100 bps	-100 bps	+100 bps	-100 bps	+100 bps	-100 bps
Pension Obligation	(1,045)	1,169	(722)	868	911	(762)
Current Service cost and interest cost	(12)	6	(51)	61	150	(63)